UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4563
                                                      --------

                    Oppenheimer Limited-Term Government Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                            60.3%
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Federal Home Loan Mortgage Corp.                                           18.5
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Countrywide Alternative Loan Trust                                          1.8
--------------------------------------------------------------------------------
Residential Accredit Loans, Inc.                                            1.5
--------------------------------------------------------------------------------
Government National Mortgage Assn.                                          1.1

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
Agency                                                                     65.4%
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AAA                                                                        26.2
--------------------------------------------------------------------------------
Not Rated                                                                   8.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments. While the Fund seeks to maintain an average effective maturity of 3 years, the Fund may invest in securities of any maturity, including those issued by federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. Government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.

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                  10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the fiscal year ended September 30, 2007, several factors contributed to Oppenheimer Limited-Term Government Fund's generally competitive total return and favorable ranking among its peer group of similarly managed funds.

      First, prudent management of the Fund's duration, or exposure to interest rate risk, proved to be a key contributor to performance for the period. We began the 12-month reporting period with less interest rate sensitivity, or with a shorter duration, than the benchmark. This decision was based on our conviction at that time that the markets held an overly pessimistic view of longer-term U.S. economic fundamentals and future growth. Through the end of 2006, rates proceeded to decline further, and we increased the magnitude of our short duration posture slightly, since we continued to believe that these downward shifts in rates were unwarranted in light of actual economic fundamentals. By January, data began to contradict investors' expectations, and as the markets' overall outlook adjusted, yields began rising. In this context, our shorter duration positioning worked in the Fund's favor, boosting our relative returns quite significantly.

      As the fiscal year progressed, we continued to adjust the Fund's interest rate sensitivity according to prevailing conditions and our proprietary models. For example, by June 2007, we had moved to a neutral duration versus the benchmark, since at that time, we believed longer-term forecasts as implied by the yield curve had transitioned to more closely align with actual fundamentals. Then, in July, a surge of delinquencies in the sub-prime mortgage market prompted a wave of volatility and investor confidence shattered. Yields fell markedly, and once again, we were convinced that the markets were assuming an overly negative long-term outlook for interest rates. In light of that analysis, we resumed our short duration positioning over the benchmark. While our decision to move back to a less-than-market interest rate sensitivity in July cost us marginal performance when rates continued to fall through the end of the period, our overall interest rate strategy positively impacted the Fund's overall performance for the 12-month period, more than compensating for those earlier losses.

      Another substantial benefit to returns was our active management of the Fund's exposure to mortgage-backed securities (MBS). Our decision to maintain an emphasis on higher-coupon residential MBS significantly added to returns. Higher-coupon MBS typically hold greater sensitivity to prepayments than the overall mortgage market. Since expecta-


                  11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

tions of prepayments as well as the actual level of prepayments slowed over the reporting period, these types of MBS performed very well and added to the Fund's returns.

      Strategic adjustments in the Fund's overall allocation to MBS relative to the benchmark also significantly benefited performance results. Prior to the recent troubles in the sub-prime mortgage market, spread products, or non-Treasury securities, had been posting varying degrees of outperformance over like-duration Treasuries. As a result, the Fund's general overweight in MBS provided a boon to returns particularly during the first half of the period. Then, our decision to slightly underweight our exposure to the mortgage sector in early 2007 particularly benefited relative returns, since soon after, many areas of the mortgage-securities market suffered by association when trouble in the sub-prime sector emerged. Finally, our decision to underweight our exposure to agency debentures made a small but definitive contribution to performance, since agencies have underperformed like-duration Treasuries throughout most of the Fund's reporting period.

      The most significant detractor to the Fund's recent performance emanated from the pronounced flight to quality that investors engaged in during the final weeks of the reporting period. Because of the Fund's current overweight exposure to both MBS and commercial mortgage-backed securities (CMBS) relative to Treasuries, the Fund was hurt slightly as investors shunned these sectors in favor of Treasuries. On the positive side, this event represented only a concentrated and limited portion of the overall reporting period. Moreover, because the Fund entered the period of market turmoil from a position of strength in terms of relative performance, the impact of this detracting factor proved to be minimal.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from the inception of the Class on January 26, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.


                  12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

      The Fund's performance is compared to the performance of the Lehman Brothers U.S. Government Bond Index and the Lehman Brothers 1-3 Year Government Bond Index. The Lehman Brothers U.S. Government Bond Index is a broad-based unmanaged index of U.S. Treasury issues, publicly-issued debt of U.S. Government agencies and quasi-public corporations and corporate debt guaranteed by the U.S. Government. This index is widely used to measure the performance of the U.S. Government securities market. The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged sector index of U.S. Treasury issues, publicly-issued debt of U.S. Government agencies and quasi-public corporations and corporate debt guaranteed by the U.S. Government with maturities of one to three years. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                  13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Limited-Term Government Fund (Class A)
   Lehman Brothers U.S. Government Bond Index
   Lehman Brothers 1-3 Year Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

                                           Lehman Brothers     Lehman Brothers
                Oppenheimer Limited-Term   U.S. Government   1-3 Year Government
               Government Fund (Class A)      Bond Index          Bond Index
09/30/1997              $ 9,650                $10,000             $10,000
12/31/1997              $ 9,828                $10,332             $10,167
03/31/1998              $ 9,959                $10,488             $10,313
06/30/1998              $10,090                $10,764             $10,472
09/30/1998              $10,393                $11,359             $10,793
12/31/1998              $10,504                $11,350             $10,876
03/31/1999              $10,569                $11,188             $10,942
06/30/1999              $10,583                $11,092             $11,000
09/30/1999              $10,682                $11,166             $11,137
12/31/1999              $10,741                $11,096             $11,199
03/31/2000              $10,852                $11,468             $11,340
06/30/2000              $11,023                $11,648             $11,534
09/30/2000              $11,251                $11,968             $11,788
12/31/2000              $11,529                $12,566             $12,114
03/31/2001              $11,764                $12,882             $12,453
06/30/2001              $11,863                $12,851             $12,603
09/30/2001              $12,262                $13,555             $13,046
12/31/2001              $12,328                $13,475             $13,148
03/31/2002              $12,410                $13,389             $13,150
06/30/2002              $12,678                $13,983             $13,482
09/30/2002              $12,962                $14,915             $13,810
12/31/2002              $13,072                $15,023             $13,938
03/31/2003              $13,134                $15,184             $14,032
06/30/2003              $13,184                $15,569             $14,139
09/30/2003              $13,223                $15,445             $14,197
12/31/2003              $13,241                $15,378             $14,219
03/31/2004              $13,355                $15,829             $14,374
06/30/2004              $13,251                $15,358             $14,212
09/30/2004              $13,384                $15,835             $14,363
12/31/2004              $13,455                $15,912             $14,370
03/31/2005              $13,421                $15,846             $14,335
06/30/2005              $13,571                $16,378             $14,506
09/30/2005              $13,578                $16,225             $14,519
12/31/2005              $13,661                $16,334             $14,619
03/31/2006              $13,736                $16,185             $14,680
06/30/2006              $13,784                $16,188             $14,777
09/30/2006              $14,091                $16,761             $15,074
12/31/2006              $14,258                $16,902             $15,222
03/31/2007              $14,464                $17,145             $15,436
06/30/2007              $14,527                $17,088             $15,548
09/30/2007              $14,831                $17,705             $15,937

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year  1.56%   5-Year  2.00%   10-Year  4.02%

--------------------------------------------------------------------------------


                  14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Limited-Term Government Fund (Class B)
   Lehman Brothers U.S. Government Bond Index
   Lehman Brothers 1-3 Year Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

                                           Lehman Brothers     Lehman Brothers
                Oppenheimer Limited-Term   U.S. Government   1-3 Year Government
               Government Fund (Class B)      Bond Index          Bond Index
09/30/1997              $10,000                $10,000             $10,000
12/31/1997              $10,166                $10,332             $10,167
03/31/1998              $10,283                $10,488             $10,313
06/30/1998              $10,398                $10,764             $10,472
09/30/1998              $10,690                $11,359             $10,793
12/31/1998              $10,784                $11,350             $10,876
03/31/1999              $10,831                $11,188             $10,942
06/30/1999              $10,825                $11,092             $11,000
09/30/1999              $10,894                $11,166             $11,137
12/31/1999              $10,945                $11,096             $11,199
03/31/2000              $11,037                $11,468             $11,340
06/30/2000              $11,189                $11,648             $11,534
09/30/2000              $11,400                $11,968             $11,788
12/31/2000              $11,659                $12,566             $12,114
03/31/2001              $11,875                $12,882             $12,453
06/30/2001              $11,953                $12,851             $12,603
09/30/2001              $12,331                $13,555             $13,046
12/31/2001              $12,375                $13,475             $13,148
03/31/2002              $12,422                $13,389             $13,150
06/30/2002              $12,679                $13,983             $13,482
09/30/2002              $12,939                $14,915             $13,810
12/31/2002              $13,011                $15,023             $13,938
03/31/2003              $13,062                $15,184             $14,032
06/30/2003              $13,087                $15,569             $14,139
09/30/2003              $13,107                $15,445             $14,197
12/31/2003              $13,125                $15,378             $14,219
03/31/2004              $13,238                $15,829             $14,374
06/30/2004              $13,136                $15,358             $14,212
09/30/2004              $13,267                $15,835             $14,363
12/31/2004              $13,338                $15,912             $14,370
03/31/2005              $13,304                $15,846             $14,335
06/30/2005              $13,452                $16,378             $14,506
09/30/2005              $13,460                $16,225             $14,519
12/31/2005              $13,542                $16,334             $14,619
03/31/2006              $13,616                $16,185             $14,680
06/30/2006              $13,664                $16,188             $14,777
09/30/2006              $13,968                $16,761             $15,074
12/31/2006              $14,134                $16,902             $15,222
03/31/2007              $14,338                $17,145             $15,436
06/30/2007              $14,400                $17,088             $15,548
09/30/2007              $14,701                $17,705             $15,937

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year  0.37%   5-Year  1.76%   10-Year  3.93%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Limited-Term Government Fund (Class C)
   Lehman Brothers U.S. Government Bond Index
   Lehman Brothers 1-3 Year Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

                                           Lehman Brothers     Lehman Brothers
                Oppenheimer Limited-Term   U.S. Government   1-3 Year Government
               Government Fund (Class C)      Bond Index          Bond Index
09/30/1997              $10,000                $10,000             $10,000
12/31/1997              $10,157                $10,332             $10,167
03/31/1998              $10,273                $10,488             $10,313
06/30/1998              $10,388                $10,764             $10,472
09/30/1998              $10,681                $11,359             $10,793
12/31/1998              $10,785                $11,350             $10,876
03/31/1999              $10,821                $11,188             $10,942
06/30/1999              $10,815                $11,092             $11,000
09/30/1999              $10,896                $11,166             $11,137
12/31/1999              $10,935                $11,096             $11,199
03/31/2000              $11,028                $11,468             $11,340
06/30/2000              $11,180                $11,648             $11,534
09/30/2000              $11,402                $11,968             $11,788
12/31/2000              $11,662                $12,566             $12,114
03/31/2001              $11,878                $12,882             $12,453
06/30/2001              $11,945                $12,851             $12,603
09/30/2001              $12,323                $13,555             $13,046
12/31/2001              $12,367                $13,475             $13,148
03/31/2002              $12,426                $13,389             $13,150
06/30/2002              $12,671                $13,983             $13,482
09/30/2002              $12,932                $14,915             $13,810
12/31/2002              $13,020                $15,023             $13,938
03/31/2003              $13,060                $15,184             $14,032
06/30/2003              $13,087                $15,569             $14,139
09/30/2003              $13,089                $15,445             $14,197
12/31/2003              $13,097                $15,378             $14,219
03/31/2004              $13,186                $15,829             $14,374
06/30/2004              $13,059                $15,358             $14,212
09/30/2004              $13,166                $15,835             $14,363
12/31/2004              $13,211                $15,912             $14,370
03/31/2005              $13,153                $15,846             $14,335
06/30/2005              $13,275                $16,378             $14,506
09/30/2005              $13,256                $16,225             $14,519
12/31/2005              $13,313                $16,334             $14,619
03/31/2006              $13,360                $16,185             $14,680
06/30/2006              $13,382                $16,188             $14,777
09/30/2006              $13,655                $16,761             $15,074
12/31/2006              $13,791                $16,902             $15,222
03/31/2007              $13,965                $17,145             $15,436
06/30/2007              $13,999                $17,088             $15,548
09/30/2007              $14,265                $17,705             $15,937

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year  3.47%   5-Year  1.98%   10-Year  3.62%

--------------------------------------------------------------------------------


                  16 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Limited-Term Government Fund (Class N)
   Lehman Brothers U.S. Government Bond Index
   Lehman Brothers 1-3 Year Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

                                           Lehman Brothers     Lehman Brothers
                Oppenheimer Limited-Term   U.S. Government   1-3 Year Government
               Government Fund (Class N)      Bond Index          Bond Index
03/01/2001              $10,000                $10,000             $10,000
03/31/2001              $10,059                $10,035             $10,081
06/30/2001              $10,143                $10,011             $10,202
09/30/2001              $10,473                $10,560             $10,561
12/31/2001              $10,526                $10,497             $10,643
03/31/2002              $10,590                $10,431             $10,645
06/30/2002              $10,812                $10,893             $10,913
09/30/2002              $11,059                $11,619             $11,179
12/31/2002              $11,136                $11,704             $11,283
03/31/2003              $11,183                $11,829             $11,359
06/30/2003              $11,212                $12,128             $11,446
09/30/2003              $11,235                $12,032             $11,492
12/31/2003              $11,239                $11,979             $11,510
03/31/2004              $11,326                $12,331             $11,635
06/30/2004              $11,232                $11,964             $11,504
09/30/2004              $11,337                $12,336             $11,626
12/31/2004              $11,390                $12,396             $11,633
03/31/2005              $11,354                $12,344             $11,604
06/30/2005              $11,474                $12,759             $11,742
09/30/2005              $11,473                $12,640             $11,753
12/31/2005              $11,535                $12,725             $11,834
03/31/2006              $11,591                $12,608             $11,883
06/30/2006              $11,625                $12,611             $11,962
09/30/2006              $11,876                $13,057             $12,202
12/31/2006              $12,010                $13,167             $12,322
03/31/2007              $12,176                $13,356             $12,495
06/30/2007              $12,221                $13,312             $12,586
09/30/2007              $12,469                $13,792             $12,901

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year  3.99%   5-Year  2.43%   Since Inception (3/1/01)   3.41%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                  17 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Limited-Term Government Fund (Class Y)
   Lehman Brothers U.S. Government Bond Index
   Lehman Brothers 1-3 Year Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

                                           Lehman Brothers     Lehman Brothers
                Oppenheimer Limited-Term   U.S. Government   1-3 Year Government
               Government Fund (Class Y)      Bond Index          Bond Index
01/26/1998              $10,000                $10,000             $10,000
03/31/1998              $10,075                $10,001             $10,048
06/30/1998              $10,215                $10,265             $10,203
09/30/1998              $10,530                $10,832             $10,515
12/31/1998              $10,651                $10,823             $10,595
03/31/1999              $10,728                $10,669             $10,660
06/30/1999              $10,752                $10,578             $10,717
09/30/1999              $10,862                $10,648             $10,850
12/31/1999              $10,932                $10,581             $10,910
03/31/2000              $11,056                $10,936             $11,048
06/30/2000              $11,240                $11,107             $11,237
09/30/2000              $11,482                $11,413             $11,485
12/31/2000              $11,771                $11,983             $11,802
03/31/2001              $12,018                $12,284             $12,132
06/30/2001              $12,132                $12,255             $12,278
09/30/2001              $12,537                $12,926             $12,710
12/31/2001              $12,616                $12,849             $12,809
03/31/2002              $12,700                $12,768             $12,811
06/30/2002              $13,002                $13,335             $13,134
09/30/2002              $13,306                $14,223             $13,454
12/31/2002              $13,429                $14,326             $13,579
03/31/2003              $13,520                $14,480             $13,670
06/30/2003              $13,572                $14,846             $13,775
09/30/2003              $13,626                $14,728             $13,831
12/31/2003              $13,661                $14,664             $13,852
03/31/2004              $13,792                $15,094             $14,004
06/30/2004              $13,694                $14,645             $13,846
09/30/2004              $13,855                $15,100             $13,992
12/31/2004              $13,924                $15,174             $14,000
03/31/2005              $13,896                $15,111             $13,965
06/30/2005              $14,059                $15,619             $14,132
09/30/2005              $14,090                $15,472             $14,145
12/31/2005              $14,170                $15,576             $14,243
03/31/2006              $14,271                $15,434             $14,302
06/30/2006              $14,315                $15,437             $14,396
09/30/2006              $14,643                $15,983             $14,686
12/31/2006              $14,826                $16,118             $14,830
03/31/2007              $15,050                $16,350             $15,038
06/30/2007              $15,124                $16,295             $15,147
09/30/2007              $15,450                $16,883             $15,526

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/07

1-Year  5.50%   5-Year  3.03%   Since Inception (1/26/98)  4.60%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                  18 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                  19 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  20 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  21 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING    ENDING       EXPENSES
                                 ACCOUNT      ACCOUNT      PAID DURING
                                 VALUE        VALUE        6 MONTHS ENDED
                                 4/1/07       9/30/07      SEPTEMBER 30, 2007
------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00   $ 1,025.30   $    3.56
------------------------------------------------------------------------------
Class A Hypothetical               1,000.00     1,021.56        3.55
------------------------------------------------------------------------------
Class B Actual                     1,000.00     1,020.50        7.37
------------------------------------------------------------------------------
Class B Hypothetical               1,000.00     1,017.80        7.36
------------------------------------------------------------------------------
Class C Actual                     1,000.00     1,021.50        7.37
------------------------------------------------------------------------------
Class C Hypothetical               1,000.00     1,017.80        7.36
------------------------------------------------------------------------------
Class N Actual                     1,000.00     1,024.10        4.83
------------------------------------------------------------------------------
Class N Hypothetical               1,000.00     1,020.31        4.82
------------------------------------------------------------------------------
Class Y Actual                     1,000.00     1,026.60        2.29
------------------------------------------------------------------------------
Class Y Hypothetical               1,000.00     1,022.81        2.28

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.70%
-----------------------------
Class B             1.45
-----------------------------
Class C             1.45
-----------------------------
Class N             0.95
-----------------------------
Class Y             0.45

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                  22 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  September 30, 2007
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL            VALUE
                                                                                               AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.2%
-----------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed
Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 5.311%, 11/25/35 1                $    4,240,000   $    4,214,668
-----------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.556%, 4/20/08 1,2                                                 2,750,000        2,748,366
-----------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2006-R1, Cl. A2B, 5.271%, 3/25/36 1                                                  5,184,218        5,170,550
-----------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.611%, 5/25/34 1                                                   6,830,731        6,745,711
-----------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W1, Asset-Backed Pass-Through Certificates,
Series 2006-W1, Cl. A2B, 5.291%, 3/25/36 1                                                  9,860,000        9,776,012
-----------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                 7,550,000        7,466,695
-----------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.331%, 5/25/36 1                                                 1,163,286        1,161,417
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                 1,950,000        1,930,890
-----------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-6, Asset-Backed Certificates,
Series 2005-6, Cl. 2A2, 5.361%, 12/25/35 1                                                  6,421,220        6,387,774
-----------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 5.251%, 12/25/29 1                                                 3,940,000        3,856,631
-----------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.341%, 11/25/35 1                                               12,626,000       12,447,124
-----------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 5.221%, 7/25/36 1                                                 5,695,000        5,589,406
-----------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 5.181%, 5/15/36 1                                                 1,436,563        1,430,235
-----------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 5.241%, 7/7/36 1                                                  2,890,000        2,826,789
-----------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan
Pass-Through Certificates:
Series 2005-3, Cl. A1, 5.798%, 1/20/35 1                                                    3,141,502        3,066,786
Series 2006-4, Cl. A2V, 5.606%, 3/20/36 1,3                                                 1,435,000        1,415,415
-----------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                    3,293,981        3,291,890
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                   2,873,524        2,873,726
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                    2,352,347        2,333,295
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-WMC1,
Mtg. Asset-Backed Certificates, Series 2006-WMC1, Cl. A2B, 5.271%, 1/25/37 1                5,730,000        5,708,098
-----------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6,
Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                     3,047,000        3,026,771
-----------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.211%, 7/25/36 1                                    1,720,784        1,714,671
-----------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2006-BC1, Cl. A2B, 5.281%, 12/25/36 1                     15,840,000       15,576,567


                  23 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL            VALUE
                                                                                               AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust,
Mtg. Pass-Through Certificates:
Series 2006-1, Cl. A2, 5.261%, 1/25/36 1                                               $    9,860,000   $    9,753,432
Series 2006-2, Cl. A1, 5.191%, 4/25/36 1                                                    1,173,286        1,169,810
-----------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                    2,013,461        2,016,655
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates, Series 2006-2, Cl.A2, 5.42%, 7/25/36 1               5,630,000        5,564,275
                                                                                                        ---------------
Total Asset-Backed Securities (Cost $130,707,554)                                                          129,263,659

-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--88.2%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--76.4%
-----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--75.2%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                        10,723,457       11,165,379
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                                613,367          591,839
5%, 8/15/33                                                                                19,891,677       19,043,577
6%, 5/15/18-3/15/33                                                                        38,053,564       38,494,790
6.50%, 4/15/18-12/15/30                                                                    16,198,530       16,637,906
7%, 8/15/16-4/15/32                                                                         3,711,000        3,851,931
7.50%, 2/15/32-4/25/36                                                                     15,647,520       16,411,691
8%, 4/15/16                                                                                 2,570,663        2,717,680
8.50%, 3/15/31                                                                                482,466          517,108
9%, 8/15/22-5/15/25                                                                           679,137          730,371
10%, 12/25/10-8/16/21                                                                         220,332          234,888
11%, 12/15/20                                                                                 156,559          179,121
11.50%, 2/15/16-12/3/20                                                                       317,804          355,811
11.75%, 1/15/16-4/15/19                                                                        49,307           54,402
12%, 6/15/15                                                                                   46,776           50,939
12.50%, 7/15/19                                                                               121,510          133,085
13%, 8/15/15                                                                                  134,007          147,618
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Multiclass Mtg. Participation Certificates:
Series 1095, Cl. D, 6.40%, 6/15/21 1                                                           22,652           22,677
Series 2035, Cl. PC, 6.95%, 3/15/28                                                         3,259,728        3,400,861
Series 2368, Cl. TG, 6%, 10/15/16                                                             818,252          840,752
Series 2410, Cl. PF, 6.733%, 2/15/32 1                                                      7,241,326        7,400,567
Series 2435, Cl. EQ, 6%, 5/15/31                                                            6,879,901        6,948,586
Series 2641, Cl. CE, 3.50%, 9/15/25                                                         3,358,850        3,306,461
Series 2727, Cl. UA, 3.50%, 10/15/22                                                        1,714,760        1,697,760
Series 2736, Cl. DB, 3.30%, 11/15/26 10                                                    23,040,261       22,543,244
Series 2777, Cl. PJ, 4%, 5/15/24                                                            1,826,042        1,812,584
Series 2934, Cl. NA, 5%, 4/15/24 10                                                         7,745,685        7,747,743
Series 3094, Cl. HS, 3.291%, 6/15/34 1                                                      1,914,783        1,951,811
Series 3138, Cl. PA, 5.50%, 2/15/27 4                                                      21,965,125       22,103,637


                  24 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                            PRINCIPAL            VALUE
                                                                                               AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                         $       78,692   $       78,585
Series 1695, Cl. F, 5.647%, 3/15/24 1                                                       5,241,150        5,297,813
Series 2006-11, Cl. PS, 5.752%, 3/25/36 1                                                   3,051,281        3,172,579
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                         3,645,821        3,740,312
Series 2080, Cl. Z, 6.50%, 8/15/28                                                          2,398,638        2,476,040
Series 2084, Cl. ZC, 6.50%, 8/15/28                                                         2,065,516        2,123,098
Series 2122, Cl. FD, 6.103%, 2/15/29 1                                                      2,868,503        2,873,407
Series 2132, Cl. FN, 6.565%, 3/15/29 1                                                      4,324,681        4,358,458
Series 2195, Cl. LH, 6.50%, 10/15/29                                                        6,607,279        6,711,640
Series 2220, Cl. PD, 8%, 3/15/30                                                              810,854          863,801
Series 2281, Cl. Z, 6.50%, 2/15/31 10                                                       9,766,995       10,001,184
Series 2319, Cl. BZ, 6.50%, 5/15/31 10                                                     15,295,187       15,641,742
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                         3,934,021        4,068,862
Series 2344, Cl. FP, 6.703%, 8/15/31 1                                                      2,539,321        2,579,604
Series 2351, Cl. PZ, 6.50%, 8/15/31                                                         2,376,437        2,432,863
Series 2387, Cl. PD, 6%, 4/15/30                                                               23,196           23,150
Series 2392, Cl. FB, 6.353%, 1/15/29 1                                                        872,504          882,170
Series 2392, Cl. PV, 6%, 12/15/20                                                           7,030,290        7,075,232
Series 2396, Cl. FE, 6.353%, 12/15/31 1                                                       996,718        1,006,985
Series 2401, Cl. FA, 6.403%, 7/15/29 1                                                      1,057,567        1,070,824
Series 2464, Cl. FI, 6.753%, 2/15/32 1                                                      2,158,974        2,209,939
Series 2470, Cl. LF, 6.753%, 2/15/32 1                                                      2,208,816        2,270,016
Series 2471, Cl. FD, 6.753%, 3/15/32 1                                                      3,997,902        4,108,721
Series 2481, Cl. AF, 6.303%, 3/15/32 1                                                      2,335,143        2,356,664
Series 2500, Cl. FD, 6.253%, 3/15/32 1                                                      1,694,642        1,707,189
Series 2504, Cl. FP, 6.253%, 3/15/32 1                                                      1,180,097        1,188,996
Series 2526, Cl. FE, 6.153%, 6/15/29 1                                                      2,595,079        2,607,421
Series 2530, Cl. FD, 6.253%, 2/15/32 1                                                      3,487,031        3,476,827
Series 2538, Cl. F, 6.353%, 12/15/32 1                                                        687,231          692,615
Series 2550, Cl. FI, 6.103%, 11/15/32 1                                                     2,510,098        2,517,673
Series 2551, Cl. FD, 6.153%, 1/15/33 1                                                      1,996,300        2,003,688
Series 2662, Cl. DK, 4%, 2/15/16 10                                                        16,906,525       16,841,564
Series 2676, Cl. KY, 5%, 9/15/23                                                            4,862,000        4,577,679
Series 2832, Cl. PA, 4.50%, 4/15/19                                                         1,339,370        1,337,337
Series 3025, Cl. SJ, 3.658%, 8/15/35 1                                                        777,871          807,087
Series 3035, Cl. DM, 5.50%, 11/15/25 10                                                    12,628,760       12,686,648
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 7.55%, 7/1/26 5                                                         4,699,409        1,201,295
Series 192, Cl. IO, 11.50%, 2/1/28 5                                                        1,054,778          270,525
Series 200, Cl. IO, 10.58%, 1/1/29 5                                                        1,262,580          329,209
Series 2003-118, Cl. S, 8%, 12/25/33 5                                                     15,220,279        2,017,871
Series 2005-87, Cl. SE, (1)%, 10/25/35 5                                                   22,983,754        1,015,238
Series 2005-87, Cl. SG, 6.71%, 10/25/35 5                                                  23,053,674        1,476,867
Series 205, Cl. IO, 4.46%, 9/1/29 5                                                         6,426,929        1,707,202
Series 206, Cl. IO, (8.67)%, 12/1/29 5                                                        298,348           82,881
Series 2074, Cl. S, (2.99)%, 7/17/28 5                                                      1,335,672           90,642


                  25 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL            VALUE
                                                                                               AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 2079, Cl. S, (4.51)%, 7/17/28 5                                                 $    2,142,302   $      150,072
Series 218, Cl. IO, 13.74%, 2/1/32 5                                                        3,074,269          772,501
Series 224, Cl. IO, 7.34%, 3/1/33 5                                                         4,722,306        1,190,386
Series 243, Cl. 6, 9.32%, 12/15/32 5                                                        3,148,981          797,162
Series 2470, Cl. AS, 5.72%, 3/15/32 5                                                       2,033,371          190,838
Series 2493, Cl. S, (2.12)%, 9/15/29 5                                                      1,705,345          167,996
Series 2526, Cl. SE, (2.15)%, 6/15/29 5                                                     3,585,419          199,514
Series 2796, Cl. SD, (6.08)%, 7/15/26 5                                                       672,201           53,838
Series 2819, Cl. S, (8.79)%, 6/15/34 5                                                     28,761,946        2,250,061
Series 2920, Cl. S, (10.24)%, 1/15/35 5                                                    15,552,605          808,339
Series 3000, Cl. SE, (11.24)%, 7/15/25 5                                                   19,002,494          792,887
Series 3110, Cl. SL, 8.70%, 2/15/26 5                                                       2,653,530          106,792
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. PO, 6.73%, 2/1/28 6                                                         1,054,778          811,141
Series 216, Cl. PO, 6.24%, 12/1/31 6                                                        2,828,260        2,162,674
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                                                                     65,116,666       62,865,117
4.50%, 10/1/21 7                                                                           15,650,000       15,072,906
5%, 2/25/18-3/25/34                                                                       193,128,059      188,262,824
5%, 10/1/21 7                                                                              33,709,000       33,040,079
5.50%, 11/25/21-7/25/34                                                                   350,661,931      344,763,611
5.50%, 10/1/21 7                                                                            3,250,000        3,242,382
5.863%, 1/25/12                                                                             8,881,153        9,089,117
6%, 7/25/14-10/25/33                                                                       98,274,121       99,237,183
6%, 10/1/21-8/25/34 7                                                                      32,869,281       33,276,766
6.50%, 6/25/17-11/25/31                                                                    69,632,477       71,545,430
7%, 7/25/13-2/25/36                                                                        25,068,745       26,044,613
7%, 10/1/36 7                                                                               2,037,000        2,102,567
7.50%, 2/25/27-8/25/33                                                                     42,400,978       44,507,761
8%, 6/25/17                                                                                     2,924            3,077
8.50%, 7/25/32                                                                                224,664          241,564
9%, 8/25/19                                                                                    18,546           20,081
9.50%, 11/25/21                                                                                16,035           17,390
10.50%, 12/25/14                                                                               56,792           61,196
11%, 11/25/15-8/13/19                                                                         954,575        1,071,738
11.25%, 3/10/16                                                                               171,851          195,332
11.50%, 8/8/19                                                                                181,504          203,526
12%, 1/25/16-8/25/16                                                                          302,657          334,032
12.50%, 8/25/15-12/25/15                                                                       99,986          111,978
13%, 9/8/15-8/25/26                                                                           286,154          320,278
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO,
Trust 2001-T6, Cl. B, 6.088%, 5/25/11 10                                                   10,125,000       10,487,855
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Interest-Only
Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 15.40%, 7/25/41 5                     6,241,316          133,253


                  26 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                            PRINCIPAL            VALUE
                                                                                               AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                     $     108,148   $      115,463
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                          86,923           93,718
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                            256,503          259,734
Trust 1992-34, Cl. G, 8%, 3/25/22                                                             119,193          120,950
Trust 1997-16, Cl. PD, 7%, 3/18/27                                                          5,149,796        5,409,317
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                      3,785,628        3,928,330
Trust 2001-69, Cl. PF, 6.131%, 12/25/31 1                                                   4,781,666        4,849,765
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                            867,443          869,864
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                          1,639,487        1,683,994
Trust 2002-29, Cl. F, 6.131%, 4/25/32 1                                                     2,354,272        2,414,399
Trust 2002-52, Cl. FD, 5.631%, 9/25/32 1                                                    2,196,381        2,201,594
Trust 2002-53, Cl. FY, 5.631%, 8/25/32 1                                                    3,029,369        3,053,464
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                         10,499,000       10,619,753
Trust 2002-64, Cl. FJ, 6.131%, 4/25/32 1                                                      725,545          738,563
Trust 2002-65, Cl. FB, 6.131%, 7/25/32 1                                                    4,620,242        4,711,073
Trust 2002-68, Cl. FH, 6.114%, 10/18/32 1                                                   1,462,850        1,474,682
Trust 2002-74, Cl. KF, 5.481%, 3/25/17 1                                                    1,783,999        1,790,638
Trust 2002-77, Cl. TF, 6.614%, 12/18/32 1                                                   9,892,961       10,146,404
Trust 2002-82, Cl. FE, 6.131%, 12/25/32 1                                                   2,949,006        3,040,357
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                           6,461,154        6,637,986
Trust 2002-90, Cl. FJ, 5.631%, 9/25/32 1                                                    1,458,372        1,469,978
Trust 2002-90, Cl. FM, 5.631%, 9/25/32 1                                                    1,402,281        1,413,441
Trust 2003-116, Cl. FA, 5.531%, 11/25/33 1                                                  1,451,237        1,455,481
Trust 2003-130, Cl. CS, 3.838%, 12/25/33 1                                                  3,107,433        2,869,377
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                       3,676,000        3,574,915
Trust 2003-21, Cl. FK, 5.531%, 3/25/33 1                                                      248,508          249,370
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                                                     10,730,000       10,616,639
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                          5,986,493        5,927,063
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                          4,148,977        4,106,266
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                                      12,873,000       12,737,127
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                          3,127,119        3,100,309
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                         8,529,000        8,353,214
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                      10,956,612       10,895,104
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                     4,975,000        4,846,610
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                     8,359,788        8,054,488
Trust 2005-45, Cl. XA, 5.845%, 6/25/35 1                                                    6,584,292        6,532,004
Trust 2005-59, Cl. NQ, 4.047%, 5/25/35 1                                                    2,211,485        2,065,068
Trust 2005-67, Cl. BF, 5.855%, 8/25/35 1                                                    9,113,433        9,037,281
Trust 2005-85, Cl. FA, 5.481%, 10/25/35 1                                                  19,608,039       19,382,621
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                       1,575,050        1,556,831
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                                      22,856,671       22,927,340
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                     14,658,392       14,725,844
Trust 2006-46, Cl. SW, 5.385%, 6/25/36 1                                                    2,471,162        2,541,001
Trust 2006-50, Cl. KS, 5.385%, 6/25/36 1                                                    3,795,372        3,704,686
Trust 2006-50, Cl. SA, 5.385%, 6/25/36 1                                                    5,903,171        5,784,489
Trust 2006-50, Cl. SK, 5.385%, 6/25/36 1                                                    4,969,374        4,988,614
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                       1,930,246        1,938,479


                  27 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL            VALUE
                                                                                               AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 0.50%, 12/18/31 5                                               $    3,313,677   $      334,080
Trust 2001-68, Cl. SC, (0.20)%, 11/25/31 5                                                  2,981,956          300,451
Trust 2001-81, Cl. S, 0.44%, 1/25/32 5                                                      2,208,282          235,352
Trust 2002-28, Cl. SA, 0.11%, 4/25/32 5                                                     1,805,818          163,528
Trust 2002-38, Cl. IO, (6)%, 4/25/32 5                                                      2,382,932          153,345
Trust 2002-39, Cl. SD, (3.14)%, 3/18/32 5                                                   2,556,969          247,143
Trust 2002-48, Cl. S, 0.61%, 7/25/32 5                                                      3,007,977          279,238
Trust 2002-52, Cl. SD, (3.30)%, 9/25/32 5                                                   2,196,381          212,698
Trust 2002-52, Cl. SL, 0.49%, 9/25/32 5                                                     1,885,682          186,931
Trust 2002-53, Cl. SK, (2.71)%, 4/25/32 5                                                   1,491,939          151,000
Trust 2002-56, Cl. SN, 1.50%, 7/25/32 5                                                     4,085,343          388,661
Trust 2002-77, Cl. IS, (0.23)%, 12/18/32 5                                                  3,410,828          338,510
Trust 2002-77, Cl. SH, 1.33%, 12/18/32 5                                                    2,721,779          273,085
Trust 2002-9, Cl. MS, 0.60%, 3/25/32 5                                                      3,346,716          324,440
Trust 2002-96, Cl. SK, 8.80%, 4/25/32 5                                                       745,847           74,613
Trust 2003-33, Cl. IA, 11.66%, 5/25/33 5                                                      582,695          140,403
Trust 2003-33, Cl. SP, 9.36%, 5/25/33 5                                                     8,193,848        1,043,960
Trust 2003-4, Cl. S, 7.31%, 2/25/33 5                                                       4,899,047          577,788
Trust 2005-40, Cl. SA, (5.36)%, 5/25/35 5                                                   8,741,323          463,599
Trust 2005-63, Cl. SA, 0.07%, 10/25/31 5                                                   10,687,890          660,505
Trust 2005-63, Cl. X, 50.21%, 10/25/31 5                                                      126,521            3,569
Trust 2005-71, Cl. SA, (2.26)%, 8/25/25 5                                                  11,984,751          783,909
Trust 2005-83, Cl. SL, 4.83%, 10/25/35 5                                                   12,321,442          812,736
Trust 2006-119, Cl. MS, 13.19%, 12/25/36 5                                                 11,843,306          735,321
Trust 2006-33, Cl. SP, 10.71%, 5/25/36 5                                                   12,111,271        1,009,478
Trust 221, Cl. 2, 10.59%, 5/1/23 5                                                          4,117,526          962,624
Trust 240, Cl. 2, 21.13%, 9/1/23 5                                                          4,086,787        1,097,853
Trust 254, Cl. 2, 6.91%, 1/1/24 5                                                           4,931,232        1,330,843
Trust 294, Cl. 2, 9.84%, 2/1/28 5                                                           5,805,707        1,536,581
Trust 301, Cl. 2, 6.46%, 4/1/29 5                                                           3,362,826          857,384
Trust 321, Cl. 2, 11.94%, 4/1/32 5                                                          8,492,131        2,146,694
Trust 324, Cl. 2, 6.72%, 7/1/32 5                                                          11,822,299        2,925,139
Trust 331, Cl. 10, 14.38%, 2/1/33 5                                                         5,244,610        1,228,578
Trust 331, Cl. 5, 9.44%, 2/1/33 5                                                           6,533,351        1,518,387
Trust 334, Cl. 5, 11.35%, 5/1/33 5                                                         12,441,387        3,265,249
Trust 339, Cl. 7, 7.37%, 7/1/33 5                                                           8,924,432        2,062,199
Trust 342, Cl. 2, 9.93%, 9/1/33 5                                                           2,622,613          670,698
Trust 344, Cl. 2, 9.33%, 12/1/33 5                                                         25,019,849        6,405,779
Trust 362, Cl. 12, 6.82%, 8/1/35 5                                                         13,884,130        3,178,950
Trust 362, Cl. 13, 6.83%, 8/1/35 5                                                          7,772,089        1,787,026
Trust 364, Cl. 15, 8.40%, 9/1/35 5                                                          5,406,049        1,248,561
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 324, Cl. 1, 5.82%, 7/1/32 6                                                           2,952,117        2,216,581
Trust 327, Cl. 1, 6.38%, 9/1/32 6                                                           1,762,516        1,352,365


                  28 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                            PRINCIPAL            VALUE
                                                                                               AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Stripped Mtg.-Backed Security,
Trust G, Cl. 2, 11.50%, 3/1/09                                                         $       37,635   $       38,756
                                                                                                        ---------------
                                                                                                         1,578,599,097

-----------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.2%
Government National Mortgage Assn.:
6.50%, 1/29/24                                                                                283,921          291,300
7%, 1/29/09-2/8/30                                                                          2,102,517        2,203,018
7.50%, 5/29/28-8/29/28                                                                        868,297          912,073
8%, 1/29/08-9/29/28                                                                           181,186          192,698
8.50%, 8/15/17-9/29/21                                                                      1,086,936        1,162,615
9.50%, 9/29/17                                                                                  3,422            3,724
10.50%, 2/29/16-7/15/21                                                                       158,136          180,859
11%, 11/8/19                                                                                  207,667          233,049
11.50%, 4/29/13-7/29/19                                                                        46,767           52,474
13%, 3/1/11-9/29/14                                                                             6,640            7,524
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates,
Series 1999-32, Cl. ZB, 8%, 9/16/29 10                                                     15,602,389       16,572,809
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, (0.28)%, 7/16/28 5                                                  4,355,851          324,677
Series 1998-6, Cl. SA, (0.73)%, 3/16/28 5                                                   2,665,148          220,257
Series 2001-21, Cl. SB, (2.53)%, 1/16/27 5                                                  4,727,736          379,679
Series 2006-47, Cl. SA, 14.94%, 8/16/36 5                                                  29,341,584        1,793,636
                                                                                                        ---------------
                                                                                                            24,530,392

-----------------------------------------------------------------------------------------------------------------------
NON-AGENCY--11.8%
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                           9,170,000        9,046,570
-----------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                        5,551,948        5,603,478
-----------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial
Mtg. Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 3                             12,180,000       12,138,377
-----------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                                    19,107,818       19,046,864
-----------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust,
Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                    3,254,747        3,255,838
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                  8,245,472        8,219,521
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                     1,397,736        1,399,741
-----------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                    4,648,182        4,641,044


                  29 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL            VALUE
                                                                                               AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                                                $    2,893,679   $    2,898,988
-----------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                     6,670,000        6,608,859
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                     5,240,000        5,217,106
-----------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                    6,190,000        6,102,641
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                    5,760,000        5,774,188
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 3                                                  6,750,000        6,770,723
-----------------------------------------------------------------------------------------------------------------------
HSI Asset Securitization Corp. Trust, CMO Pass-Through Certificates,
Series 2006-OPT1, Cl. 2A2, 5.271%, 12/25/35 1                                               4,930,000        4,867,373
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                   2,240,000        2,213,632
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                   7,550,000        7,497,341
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                 11,830,000       11,808,511
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                   5,010,000        5,102,546
-----------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                     6,340,000        6,325,334
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                     7,520,000        7,534,055
-----------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                       620,012          618,087
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                        7,283,402        7,300,017
-----------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                       1,886,386        1,893,531
-----------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                     6,359,326        6,376,521
-----------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                         9,308,746        9,317,659
-----------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                        10,760,000       10,702,183
-----------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                        2,115,000        2,116,402
                                                                                                        ---------------
                                                                                                           180,397,130

-----------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.5%
Countrywide Home Loans, CMO, Series 2003-46, Cl. 1A2, 4.129%, 1/19/34 1                    10,068,332       10,105,672
-----------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates,
Series 2005-AR8, Cl. 2AB1, 5.57%, 7/25/45 1                                                   189,757          189,150
                                                                                                        ---------------
                                                                                                            10,294,822


                  30 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                            PRINCIPAL            VALUE
                                                                                               AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
OTHER--0.4%
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2002-2, Cl. IO, 16.04%, 1/15/32 5                                               $   56,887,204   $      899,034
Series 1999-3, Cl. IO, 9.89%, 10/15/29 5                                                   47,866,320          484,635
Series 2001-3, Cl. IO, 6.17%, 5/15/31 3,5                                                  22,209,068          257,243
Series 2003-1, Cl. IO, 5.97%, 11/15/32 5                                                  114,384,186        6,072,245
Series 2002-3, Cl. IO, 5.54%, 8/15/32 5                                                    76,044,233        1,698,068
                                                                                                        ---------------
                                                                                                             9,411,225

-----------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--2.3%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                    10,349,652       10,473,975
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                     9,417,400        9,591,602
-----------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                                                        6,350,603        6,355,799
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A5, 6%, 9/25/36                                                                       14,847,139       15,023,112
-----------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                                                    5,813,703        5,882,576
                                                                                                        ---------------
                                                                                                            47,327,064
                                                                                                        ---------------
Total Mortgage-Backed Obligations (Cost $1,837,878,668)                                                  1,850,559,730

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.7%
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.625%, 12/19/08-10/25/12 8                                                                82,270,000       82,322,834
5.125%, 8/23/10 8                                                                           4,000,000        4,076,116
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
5%, 10/15/11 8                                                                             38,230,000       38,860,566
5.125%, 7/13/09 8                                                                          21,200,000       21,454,230
6%, 5/15/11 8                                                                              26,585,000       27,929,324
7.25%, 1/15/10                                                                              8,280,000        8,787,169
                                                                                                        ---------------
Total U.S. Government Obligations (Cost $181,709,206)                                                      183,430,239

-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 99.90% in joint repurchase agreement (Principal
Amount/Value $9,300,000, with a maturity value of $9,303,836) with UBS
Warburg LLC, 4.95%, dated 9/28/07, to be repurchased at $9,294,833 on
10/1/07, collateralized by Federal National Mortgage Assn., 6%, 3/1/36,
with a value of $9,500,907 (Cost $9,291,000)                                                9,291,000        9,291,000

-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $2,159,586,428)                                                 2,172,544,628


                  31 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL            VALUE
                                                                                               AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.9% 9
-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.9%
Undivided interest of 6.08% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at
$60,867,454 on 10/1/07, collateralized by U.S. Agency Mortgages,
5%-5.50%, 5/1/33-6/1/35, with a value of $1,020,000,000
(Cost $60,841,596)                                                                     $   60,841,596   $   60,841,596

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,220,428,024)                                               106.4%   2,233,386,224
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (6.4)    (135,270,600)
                                                                                       --------------------------------
NET ASSETS                                                                                      100.0%  $2,098,115,624
                                                                                       ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,748,366 or 0.13% of the Fund's net assets as of September 30, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $20,581,758, which represents 0.98% of the Fund's net assets. See
Note 8 of accompanying Notes.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $3,612,639. See Note 5 of accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $70,051,731 or 3.34% of the Fund's net assets as of September 30, 2007.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $6,542,761 or 0.31% of the Fund's net assets as of September 30, 2007.

7. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See Note 1 of accompanying Notes.

8. Partial or fully-loaned security. See Note 9 of accompanying Notes.

9. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of accompanying Notes.


                  32 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                            PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           SOLD SHORT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATION SOLD SHORT--(5.1)%
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.50%, 10/1/36
(Proceeds $(106,985,217))                                                              $ (109,150,000)  $ (106,915,809)

10. All or a portion of the security was segregated by the Fund in the amount of $109,150,000, which represented 102.09% of the market value of securities sold short. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,220,428,024)--see accompanying statement of
investments                                                                                $2,233,386,224
----------------------------------------------------------------------------------------------------------
Cash                                                                                            4,994,406
----------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $514,890)                                                      279,712
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $5,120,754 sold on a when-issued basis or forward
commitment)                                                                                   114,948,932
Interest and principal paydowns                                                                11,395,649
Shares of beneficial interest sold                                                              2,893,483
Futures margins                                                                                   278,054
Other                                                                                             146,760
                                                                                           ---------------
Total assets                                                                                2,368,323,220

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Short positions, at value (proceeds of $106,985,217)--see accompanying
statement of investments                                                                      106,915,809
----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                     60,841,596
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $91,930,065 purchased on a when-issued
basis or forward commitment)                                                                   96,071,726
Shares of beneficial interest redeemed                                                          4,065,104
Distribution and service plan fees                                                              1,037,925
Dividends                                                                                         746,475
Transfer and shareholder servicing agent fees                                                     327,558
Shareholder communications                                                                        131,976
Trustees' compensation                                                                             30,279
Other                                                                                              39,148
                                                                                           ---------------
Total liabilities                                                                             270,207,596

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $2,098,115,624
                                                                                           ===============

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $      210,426
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  2,175,427,630
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              18,907,901
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (109,110,242)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                     12,679,909
                                                                                           ---------------

NET ASSETS                                                                                 $2,098,115,624
                                                                                           ===============


                  34 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,175,824,086
and 117,868,903 shares of beneficial interest outstanding)                                         $ 9.98
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)    $10.34
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $194,616,184 and 19,516,342 shares
of beneficial interest outstanding)                                                                $ 9.97
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $298,029,308 and 29,936,076 shares of
beneficial interest outstanding)                                                                   $ 9.96
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $52,864,460 and 5,304,460 shares of
beneficial interest outstanding)                                                                   $ 9.97
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$376,781,586 and 37,799,755 shares of beneficial interest outstanding)                             $ 9.97
----------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Interest                                                                                   $   98,448,502
----------------------------------------------------------------------------------------------------------
Fee income                                                                                        340,123
----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             11,117
----------------------------------------------------------------------------------------------------------
Other income                                                                                       29,702
                                                                                           ---------------
Total investment income                                                                        98,829,444

----------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------
Management fees                                                                                 7,771,601
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                         2,657,229
Class B                                                                                         2,176,998
Class C                                                                                         2,948,088
Class N                                                                                           253,110
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                         2,049,605
Class B                                                                                           542,488
Class C                                                                                           496,738
Class N                                                                                           159,210
Class Y                                                                                           285,595
----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                           140,369
Class B                                                                                            59,322
Class C                                                                                            43,443
Class N                                                                                             5,682
Class Y                                                                                                52
----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                             44,538
----------------------------------------------------------------------------------------------------------
Accounting service fees                                                                            12,000
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        10,348
----------------------------------------------------------------------------------------------------------
Administration service fees                                                                         1,500
----------------------------------------------------------------------------------------------------------
Other                                                                                             171,198
                                                                                           ---------------
Total expenses                                                                                 19,829,114
Less reduction to custodian expenses                                                                 (615)
Less waivers and reimbursements of expenses                                                    (3,245,762)
                                                                                           ---------------
Net expenses                                                                                   16,582,737

----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          82,246,707


                  36 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                $    1,846,109
Closing and expiration of futures contracts                                                   (10,910,514)
Short positions                                                                                  (855,115)
Swap contracts                                                                                   (923,659)
                                                                                           ---------------

Net realized loss                                                                             (10,843,179)
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                    21,647,643
Futures contracts                                                                                (225,809)
Short positions                                                                                    69,408
Swap contracts                                                                                    765,972
                                                                                           ---------------
Net change in unrealized appreciation                                                          22,257,214

----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $   93,660,742
                                                                                           ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                     2007             2006
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $   82,246,707   $   74,400,556
-------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                     (10,843,179)     (18,546,945)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  22,257,214        9,314,724
                                                                                   --------------------------------
Net increase in net assets resulting from operations                                   93,660,742       65,168,335

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                               (53,576,515)     (45,709,189)
Class B                                                                                (9,178,810)      (9,810,331)
Class C                                                                               (12,365,272)     (11,615,600)
Class N                                                                                (2,372,791)      (1,868,113)
Class Y                                                                               (11,884,710)      (5,395,808)
                                                                                   --------------------------------
                                                                                      (89,378,098)     (74,399,041)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                               114,229,628      (84,153,951)
Class B                                                                               (57,319,295)     (91,495,296)
Class C                                                                               (19,496,871)     (67,485,498)
Class N                                                                                 4,921,276       (2,503,838)
Class Y                                                                               211,929,163       79,584,189
                                                                                   --------------------------------
                                                                                      254,263,901     (166,054,394)

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                             258,546,545     (175,285,100)
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 1,839,569,079    2,014,854,179
                                                                                   --------------------------------
End of period (including accumulated net investment income of
$18,907,901 and $23,615,172, respectively)                                         $2,098,115,624   $1,839,569,079
                                                                                   ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  38 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                     2007           2006           2005           2004           2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      9.96    $     10.00    $     10.17    $     10.33    $     10.35
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .45 1          .41 1          .31 1          .29            .22
Net realized and unrealized gain (loss)                   .06           (.04)          (.16)          (.17)          (.01)
                                                  ------------------------------------------------------------------------
Total from investment operations                          .51            .37            .15            .12            .21
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.49)          (.41)          (.32)          (.28)          (.23)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $      9.98    $      9.96    $     10.00    $     10.17    $     10.33
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       5.25%          3.78%          1.45%          1.22%          2.01%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,175,824    $ 1,059,629    $ 1,149,202    $ 1,201,379    $ 1,369,364
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,088,598    $ 1,110,174    $ 1,171,442    $ 1,257,178    $ 1,476,397
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.54%          4.12%          3.11%          2.77%          2.14%
Total expenses                                           0.87%          0.89%          0.88%          0.88%          0.88%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       0.70%          0.70%          0.70%          0.79%          0.88%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    88% 4         109% 4         101% 4          75% 4          82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2007               $ 1,670,333,689     $  1,805,760,764
Year Ended September 30, 2006               $ 3,361,653,474     $  3,577,036,177
Year Ended September 30, 2005               $ 6,727,092,497     $  6,985,663,762
Year Ended September 30, 2004               $ 9,662,274,960     $ 10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,             2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    9.96    $   10.00    $   10.17    $   10.32    $   10.35
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .38 1        .33 1        .24 1        .22          .14
Net realized and unrealized gain (loss)           .05         (.04)        (.17)        (.16)        (.02)
                                            --------------------------------------------------------------
Total from investment operations                  .43          .29          .07          .06          .12
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.42)        (.33)        (.24)        (.21)        (.15)
----------------------------------------------------------------------------------------------------------

Net asset value, end of period              $    9.97    $    9.96    $   10.00    $   10.17    $   10.32
                                            ==============================================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               4.37%        3.01%        0.69%        0.56%        1.14%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 194,616    $ 251,726    $ 344,928    $ 495,417    $ 723,564
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 217,928    $ 292,613    $ 412,054    $ 586,747    $ 800,685
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            3.79%        3.35%        2.34%        1.99%        1.39%
Total expenses                                   1.70%        1.72%        1.69%        1.66%        1.62%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                               1.45%        1.45%        1.45%        1.55%        1.62%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            88% 4       109% 4       101% 4        75% 4        82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2007                $ 1,670,333,689    $  1,805,760,764
Year Ended September 30, 2006                $ 3,361,653,474    $  3,577,036,177
Year Ended September 30, 2005                $ 6,727,092,497    $  6,985,663,762
Year Ended September 30, 2004                $ 9,662,274,960    $ 10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  40 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                   2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    9.94    $    9.98    $   10.15    $   10.30    $   10.33
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .38 1        .33 1        .24 1        .22          .15
Net realized and unrealized gain (loss)                 .05         (.04)        (.17)        (.16)        (.03)
                                                  --------------------------------------------------------------
Total from investment operations                        .43          .29          .07          .06          .12
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.41)        (.33)        (.24)        (.21)        (.15)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    9.96    $    9.94    $    9.98    $   10.15    $   10.30
                                                  ==============================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.47%        3.01%        0.69%        0.58%        1.21%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 298,029    $ 317,063    $ 386,310    $ 484,575    $ 685,735
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 294,915    $ 345,520    $ 432,392    $ 565,671    $ 733,037
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.79%        3.36%        2.35%        2.03%        1.45%
Total expenses                                         1.61%        1.62%        1.60%        1.58%        1.56%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                     1.45%        1.45%        1.45%        1.52%        1.56%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  88% 4       109% 4       101% 4        75% 4        82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2007                $ 1,670,333,689    $  1,805,760,764
Year Ended September 30, 2006                $ 3,361,653,474    $  3,577,036,177
Year Ended September 30, 2005                $ 6,727,092,497    $  6,985,663,762
Year Ended September 30, 2004                $ 9,662,274,960    $ 10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  41 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED SEPTEMBER 30,                  2007        2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   9.95    $   9.99    $  10.16    $  10.32    $  10.35
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .43 1       .38 1       .29 1       .25         .19
Net realized and unrealized gain (loss)                .05        (.04)       (.17)       (.16)       (.03)
                                                  ---------------------------------------------------------
Total from investment operations                       .48         .34         .12         .09         .16
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.46)       (.38)       (.29)       (.25)       (.19)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   9.97    $   9.95    $   9.99    $  10.16    $  10.32
                                                  =========================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    4.99%       3.52%       1.20%       0.91%       1.58%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 52,865    $ 47,868    $ 50,592    $ 47,472    $ 43,645
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 50,753    $ 48,350    $ 50,758    $ 44,515    $ 35,965
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.29%       3.86%       2.86%       2.48%       1.75%
Total expenses                                        1.25%       1.27%       1.29%       1.26%       1.20%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                    0.95%       0.95%       0.95%       1.08%       1.20%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 88% 4      109% 4      101% 4       75% 4       82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2007                $ 1,670,333,689    $  1,805,760,764
Year Ended September 30, 2006                $ 3,361,653,474    $  3,577,036,177
Year Ended September 30, 2005                $ 6,727,092,497    $  6,985,663,762
Year Ended September 30, 2004                $ 9,662,274,960    $ 10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  42 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS Y     YEAR ENDED SEPTEMBER 30,                   2007         2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    9.95    $   10.00    $  10.17    $   10.32    $   10.34
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .48 1        .44 1       .34 1        .32          .26
Net realized and unrealized gain (loss)                 .05         (.06)       (.17)        (.15)        (.01)
                                                  -------------------------------------------------------------
Total from investment operations                        .53          .38         .17          .17          .25
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.51)        (.43)       (.34)        (.32)        (.27)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    9.97    $    9.95    $  10.00    $   10.17    $   10.32
                                                  =============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     5.50%        3.93%       1.69%        1.68%        2.41%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 376,782    $ 163,283    $ 83,822    $ 258,937    $ 241,856
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 232,039    $ 121,899    $ 84,227    $ 248,689    $ 201,564
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.82%        4.43%       3.35%        3.13%        2.53%
Total expenses                                         0.55%        0.59%       0.57%        0.42%        0.44%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                  0.45%        0.44%       0.45%        0.42%        0.44%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  88% 4       109% 4      101% 4        75% 4        82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2007                $ 1,670,333,689    $  1,805,760,764
Year Ended September 30, 2006                $ 3,361,653,474    $  3,577,036,177
Year Ended September 30, 2005                $ 6,727,092,497    $  6,985,663,762
Year Ended September 30, 2004                $ 9,662,274,960    $ 10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  43 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited-Term Government Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current return and safety of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the


                  44 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may sell short when-issued securities for future settlement when it holds securities that may be used to cover the short sales. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $91,930,065 of securities issued on a when-issued basis or forward commitment and sold $5,120,754 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                  45 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                  46 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $19,732,969                $--           $109,898,608          $12,673,491

1. As of September 30, 2007, the Fund had $98,803,111 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2007, details of the capital loss carryforward(s) were as follows:

                       EXPIRING
                       ------------------------------
                       2011              $ 16,833,987
                       2013                37,778,579
                       2014                18,093,354
                       2015                26,097,191
                                         ------------
                       Total             $ 98,803,111
                                         ============

2. As of September 30, 2007, the Fund had $11,095,497 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

3. During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended September 30, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

                    INCREASE                      INCREASE
                    TO ACCUMULATED          TO ACCUMULATED
                    NET INVESTMENT            NET REALIZED
                    INCOME             LOSS ON INVESTMENTS
                    --------------------------------------
                    $2,424,120                  $2,424,120

The tax character of distributions paid during the years ended September 30, 2007 and September 30, 2006 was as follows:

                                         YEAR ENDED           YEAR ENDED
                                 SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
     -------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                   $ 89,378,098         $ 74,399,041


                  47 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities          $ 2,220,782,144
           Federal tax cost of other investments      (250,120,992)
                                                   ---------------
           Total federal tax cost                  $ 1,970,661,152
                                                   ===============

           Gross unrealized appreciation           $    25,718,768
           Gross unrealized depreciation               (13,045,277)
                                                   ---------------
           Net unrealized appreciation             $    12,673,491
                                                   ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                  48 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  49 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED SEPTEMBER 30, 2007   YEAR ENDED SEPTEMBER 30, 2006
                                             SHARES         AMOUNT         SHARES            AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                                     38,617,763   $ 383,790,627     33,124,392   $  329,037,847
Dividends and/or
distributions reinvested                  4,664,122      46,365,724      3,925,132       38,977,275
Redeemed                                (31,781,056)   (315,926,723)   (45,556,976)    (452,169,073)
                                     ---------------------------------------------------------------
Net increase (decrease)                  11,500,829   $ 114,229,628     (8,507,452)  $  (84,153,951)
                                     ===============================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                                      3,536,872   $  35,129,468      3,960,483   $   39,344,791
Dividends and/or
distributions reinvested                    818,018       8,129,711        850,631        8,447,005
Redeemed                                (10,115,338)   (100,578,474)   (14,025,634)    (139,287,092)
                                     ---------------------------------------------------------------
Net decrease                             (5,760,448)  $ (57,319,295)    (9,214,520)  $  (91,495,296)
                                     ===============================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                                      6,415,622   $  63,588,007      5,604,078   $   55,538,235
Dividends and/or
distributions reinvested                  1,044,299      10,361,027        953,864        9,453,018
Redeemed                                 (9,415,925)    (93,445,905)   (13,360,074)    (132,476,751)
                                     ---------------------------------------------------------------
Net decrease                             (1,956,004)  $ (19,496,871)    (6,802,132)  $  (67,485,498)
                                     ===============================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                                      2,081,535   $  20,675,387      1,672,193   $   16,589,167
Dividends and/or
distributions reinvested                    213,559       2,120,706        166,846        1,655,135
Redeemed                                 (1,800,454)    (17,874,817)    (2,091,346)     (20,748,140)
                                     ---------------------------------------------------------------
Net increase (decrease)                     494,640   $   4,921,276       (252,307)  $   (2,503,838)
                                     ===============================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     23,316,655   $ 230,978,046      8,771,418   $   87,052,881
Dividends and/or
distributions reinvested                  1,194,013      11,858,111        544,310        5,395,808
Redeemed                                 (3,114,388)    (30,906,994)    (1,297,451)     (12,864,500)
                                     ---------------------------------------------------------------
Net increase                             21,396,280   $ 211,929,163      8,018,277   $   79,584,189
                                     ===============================================================


                  50 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2007, were as follows:

                                           PURCHASES            SALES
---------------------------------------------------------------------
Investment securities                 $1,162,641,968   $  578,444,499
U.S. government and government
agency obligations                       475,109,474      771,081,519
To Be Announced (TBA)
mortgage-related securities            1,670,333,689    1,805,760,764

---------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                            FEE SCHEDULE
                            ------------------------------------
                            Up to $100 million            0.500%
                            Next $150 million             0.450
                            Next $250 million             0.425
                            Over $500 million             0.400

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2007, the Fund paid $3,540,783 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions


                  51 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class C and Class N shares were $16,995,830 and $1,609,198, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
September 30, 2007        $262,683          $8,199        $255,717         $25,818          $5,062

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit the "Expenses after payments and waivers and reduction to custodian expenses" for all classes of shares so that "Expenses after payments and waivers and reduction to custodian expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.70% for the Class A shares; 1.45% for the Class B and Class C shares, respectively; 0.95% for the Class N shares and 0.45% for the Class Y shares. During the


                  52 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND year ended September 30, 2007, the Manager reimbursed the Fund $1,854,240, $546,589, $467,102, $151,546 and $226,285 for Class A, Class B, Class C, Class N
and Class Y shares, respectively. The Manager may amend or terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                  53 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                  UNREALIZED
                                EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                   12/19/07         545      $    60,682,344   $     (300,772)
U.S. Treasury Nts., 2 yr.         12/31/07       1,375          284,689,453          889,317
                                                                              ---------------
                                                                                     588,545
                                                                              ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 5 yr.         12/31/07       1,178          126,082,813       (1,070,954)
U.S. Treasury Nts., 10 yr.        12/19/07       3,319          362,704,469         (659,892)
                                                                              ---------------
                                                                                  (1,730,846)
                                                                              ---------------
                                                                              $   (1,142,301)
                                                                              ===============

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash


                  54 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                   BUY/SELL   NOTIONAL         PAY/
               REFERENCE             CREDIT     AMOUNT     RECEIVED   TERMINATION     PREMIUM
COUNTERPARTY   ENTITY            PROTECTION     (000S)   FIXED RATE          DATE    RECEIVED        VALUE
-----------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
               ABX.HE.AAA.06-2
               Index                   Sell    $ 5,150         0.11%      5/25/46   $ 257,469   $ (206,559)
               ABX.HE.AAA.06-2
               Index                   Sell      5,150         0.11       5/25/46     257,421     (206,559)
                                                                                    -----------------------
                                                                                    $ 514,890   $ (413,118)
                                                                                    =======================

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

SWAP                          NOTIONAL                                   RECEIVED BY   TERMINATION
COUNTERPARTY                    AMOUNT        PAID BY THE FUND              THE FUND         DATES       VALUE
--------------------------------------------------------------------------------------------------------------
                                                                    If positive, the
                                              If negative, the   Total Return of the
                                         absolute value of the       Lehman Brothers
                                               Lehman Brothers         U.S. CMBS AAA
                                                 U.S. CMBS AAA       8.5+ Index plus
Deutsche Bank AG           $32,200,000              8.5+ Index       60 basis points        2/1/08   $ 230,790


                  55 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS Continued

SWAP                          NOTIONAL                                   RECEIVED BY   TERMINATION
COUNTERPARTY                    AMOUNT        PAID BY THE FUND              THE FUND         DATES       VALUE
---------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                                                    If positive, the
                                              If negative, the   Total Return of the
                                         absolute value of the       Lehman Brothers
                                               Lehman Brothers         U.S. CMBS AAA
                                                 U.S. CMBS AAA       8.5+ Index plus
                           $18,370,000              8.5+ Index     32.5 basis points       11/1/07   $ 124,783

                                                                    If positive, the
                                              If negative, the   Total Return of the
                                         absolute value of the       Lehman Brothers
                                               Lehman Brothers         U.S. CMBS AAA
                                                 U.S. CMBS AAA       8.5+ Index plus
                            11,359,000              8.5+ Index       60 basis points        2/1/08      77,568

                                                                    If positive, the
                                              If negative, the   Total Return of the
                                         absolute value of the       Lehman Brothers
                                               Lehman Brothers         U.S. CMBS AAA
                                                 U.S. CMBS AAA      8.5+ Index minus
                            12,590,000              8.5+ Index       25 basis points        3/1/08      80,291
---------------------------------------------------------------------------------------------------------------
                                                                    If positive, the
                                                                 Total Return of the
                                              If negative, the       Lehman Brothers
                                         absolute value of the         U.S. CMBS AAA
Morgan Stanley                                 Lehman Brothers       8.5+ Index plus
Capital Services, Inc.      10,200,000     CMBS AAA 8.5+ Index      110 basis points       1/31/08      76,353
---------------------------------------------------------------------------------------------------------------
                                                                    If positive, the
                                                                 Total Return of the
                                              If negative, the       Lehman Brothers
                                         absolute value of the         U.S. CMBS AAA
                                               Lehman Brothers       8.5+ Index plus
UBS AG                      14,520,000     CMBS AAA 8.5+ Index       60 basis points        2/1/08     103,045
                                                                                                     ----------
                                                                                                     $ 692,830
                                                                                                     ==========

Abbreviation is as follows:

CMBS       Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                  56 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $117,651,979, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $119,813,499 was received for the loans, $60,841,596 of which was received in cash and subsequently invested in approved investments. In addition, collateral of $58,971,903 was also received in the form of securities.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial


                  57 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT Continued

statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  58 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER LIMITED-TERM GOVERNMENT
FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited-Term Government Fund (the "Fund"), including the statement of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 14, 2007


                  59 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2007, $85,526,188 or 95.69% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  60 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  61 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  62 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis and the Manager's Core Plus investment team and analysts. Mr. Manioudakis has been a portfolio manager of the fund since April 2002. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load short U.S. government funds. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other short U.S. government funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily cap expenses at 0.70% of the average daily net assets of Class A shares, 1.45% of the average daily net assets of Class


                  63 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

B and C shares, 0.95% of the average daily net assets of Class N shares, and 0.45% of the average daily net assets of Class Y shares. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  64 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                  HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             President, Colorado Christian University (since 2006); Chairman, Cherry Creek
Chairman of the Board of          Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since
Trustees (since 2003), Trustee    1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador
(since 1999)                      Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director
Age: 70                           of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                  Campus Crusade for Christ (non-profit) (since 1991); Former Director, The Lynde and
                                  Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former
                                  Chairman of: Transland Financial Services, Inc. (private mortgage banking company)
                                  (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc.
                                  (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company)
                                  (1991-2003) and International Family Entertainment (television channel)
                                  (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of the Manager (December 1991-April 1999);
Trustee (since 1998)              President, Treasurer and Director of Centennial Capital Corporation (June
Age: 71                           1989-April 1999); Chief Executive Officer and Director of MultiSource Services,
                                  Inc. (March 1996-April 1999); Mr. Bowen held several positions with
                                  OppenheimerFunds, Inc. and with subsidiary or affiliated companies of
                                  OppenheimerFunds, Inc. (September 1987-April 1999). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (June
Trustee (since 2001)              2000-May 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July
Age: 69                           1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management
                                  Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)              Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 65                           Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                  Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and President and
                                  Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                  Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
                                  ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
                                  Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr.
Trustee (since 1996)              Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 67                           companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)              (since February 2000); Board Member of Middlebury College (educational
Age: 61                           organization) (since December 2005); Director of The California Endowment
                                  (philanthropic organization) (since April 2002); Director (February 2002-2005)


                  65 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,              and Chairman of Trustees (since 2006) of the Community Hospital of Monterey
Continued                         Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American
                                  Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO
                                  Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (since 2001) and The University of
                                  Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual
                                  Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series
                                  Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever
                                  (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones Knowledge, Inc. (since 2006); Director of Jones International
Trustee (since 2002)              University (educational organization) (since August 2005); Chairman, Chief
Age: 63                           Executive Officer and Director of Steele Street State Bank (commercial banking)
                                  (since August 2003); Director of Colorado UpLift (charitable organization) (since
                                  1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since
                                  2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial
                                  Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones
                                  Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and
                                  gas exploration) (1997-February 2004). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2001)              (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 65                           company) (since 1996); Trustee of Worcester Polytech Institute (since 1985);
                                  Chairman (since 1994) of the Investment Committee of the Worcester Polytech
                                  Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B.
                                  (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice
                                  President of Peoples Heritage Financial Group, Inc. (commercial bank) (January
                                  1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                  OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.
                                  MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS,
                                  INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001);
Trustee, President and            President of the Manager (September 2000-March 2007); President and director or
Principal Executive Officer       trustee of other Oppenheimer funds; President and Director of Oppenheimer
(since 2001)                      Acquisition Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 58                           Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
                                  2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                  (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc.
                                  and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the
                                  Manager) (since July 2001); President and Director of OppenheimerFunds Legacy
                                  Program (charitable trust program established by the Manager) (since July 2001);
                                  Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                  Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                  (since November 2001), HarbourView Asset


                  66 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

JOHN V. MURPHY,                   Management Corporation and OFI Private Investments, Inc. (since July 2001);
Continued                         President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                  Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                  Acquisition Corporation (holding company parent of Babson Capital Management LLC)
                                  (since June 1995); Chairman (since October 2007) and Member of the Investment
                                  Company Institute's Board of Governors (since October, 2003); Chief Operating
                                  Officer of the Manager (September 2000-June 2001). Oversees 102 portfolios in the
                                  OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK,
THE FUND                          GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
                                  YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS.
                                  IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924; FOR MESSRS. MANIOUDAKIS,
                                  BOMFIM, CAAN, GORD AND SWANEY, 470 ATLANTIC AVENUE, 11TH FLOOR, BOSTON,
                                  MASSACHUSETTS 02210. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

ANGELO MANIOUDAKIS,               Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President and Portfolio      Management Corporation (since April, 2002 and of OFI Institutional Asset
Manager (since 2002)              Management, Inc. (since June 2002); Executive Director and portfolio manager for
Age: 41                           Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management
                                  (August 1993-April 2002). An officer of 15 portfolios in the OppenheimerFunds complex.

ANTULIO N. BOMFIM,                Vice President of the Manager (since October 2003); Senior Economist at the Board
Vice President and Portfolio      of Governors of the Federal Reserve System from June 1992 to October 2003. A
Manager (since 2006)              portfolio manager of 12 portfolios in the OppenheimerFunds complex.
Age: 40

GEOFFREY CAAN,                    Vice President and Portfolio Manager of the Manager (since August 2003); Vice
Vice President and Portfolio      President of ABN AMRO NA, Inc. (June 2002-August 2003); Vice President of Zurich
Manager (since 2006)              Scudder Investments (January 1999-June 2002). A portfolio manager of 12 portfolios
Age: 38                           in the OppenheimerFunds complex.

BENJAMIN J. GORD,                 Vice President of the Manager (since April 2002), of HarbourView Asset Management
Vice President and Portfolio      Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (as
Manager (since 2006)              of June 2002); Executive Director and senior fixed income analyst at Miller
Age: 45                           Anderson & Sherrerd, a division of Morgan Stanley Investment Management (April
                                  1992-March 2002). A portfolio manager of 12 portfolios in the OppenheimerFunds complex.

THOMAS SWANEY,                    Vice President of the Manager (since April 2006); senior analyst, high grade
Vice President and Portfolio      investment team (June 2002-March 2006); senior fixed income analyst at Miller
Manager (since 2006)              Anderson & Sherrerd, a division of Morgan Stanley Investment Management (May
Age: 35                           1998-May 2002). A portfolio manager of 12 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief          2004); Chief Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc.,
Compliance Officer                Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice
(since 2004)                      President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Age: 57                           Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of
                                  102 portfolios in the OppenheimerFunds complex.


                  67 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal           the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc.
Officer (since 1999)              and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 48                           Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since
                                  May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                  Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                  Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                  1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                  1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN PETERSEN,                   Vice President of the Manager (since February 2007); Assistant Vice President of
Assistant Treasurer               the Manager (August 2002-February 2007); Manager/Financial Product Accounting of
(since 2004)                      the Manager (November 1998-July 2002). An officer of 102 portfolios in the
Age: 37                           OppenheimerFunds complex.

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                      of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 37                           Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001).
                                  An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary      2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2001)                      December 2001); General Counsel of Centennial Asset Management Corporation (since
Age: 59                           December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                  Management Corporation (since December 2001); Secretary and General Counsel of OAC
                                  (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                  2001); Senior Vice President, General Counsel and Director of Shareholder Financial
                                  Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                  President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                  Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI
                                  Institutional Asset Management, Inc. (since November 2001); Director of
                                  OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                  Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of
                                  102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary               President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                      2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                           (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                  Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.


                  68 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary               2004); First Vice President (2000-September 2004), Director (2000-September 2004)
(since 2004)                      and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer
Age: 43                           of 102 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary               October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                      (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 42                           Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                  Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                  Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                  69 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $25,300 in fiscal 2007 and $35,000 in fiscal 2006.

(b) (b) Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed not such fees for 2007 and $40,000 for 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Review of management's assessment of the financial statements disclosure impacts of an IRS private letter ruling.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $8,580 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and no such fees in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include compliance review and professional services for 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and $45,580 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007